SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Details) In Thousands, unless otherwise specified									12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 In USD [Member] USD ($)	Dec. 31, 2012 In USD [Member] USD ($)	Dec. 31, 2013 In USD [Member] Minimum [Member]	Dec. 31, 2012 In USD [Member] Minimum [Member]	Dec. 31, 2013 In USD [Member] Maximum [Member]	Dec. 31, 2012 In USD [Member] Maximum [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2013 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2013 In Or Linked To Dollars [Member] Short-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] Short-term Debt [Member]	Dec. 31, 2013 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] Minimum [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] Maximum [Member]	Dec. 31, 2013 In NIS [Member] ILS	Dec. 31, 2012 In NIS [Member] ILS	Dec. 31, 2013 In NIS [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Minimum [Member]	Dec. 31, 2013 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS [Member] Minimum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2012 In NIS [Member] Minimum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2013 In NIS [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member]	Dec. 31, 2013 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS [Member] Maximum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2013 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2013 In EURO [Member] Maximum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2013 In Other Currencies [Member] USD ($)	Dec. 31, 2012 In Other Currencies [Member] USD ($)	Dec. 31, 2013 In Other Currencies [Member] Minimum [Member]	Dec. 31, 2013 In Other Currencies [Member] Maximum [Member]
Interest rate					2.85%	3.00%	4.00%	4.00%		3.71%					4.00%	4.00%	2.10%	5.48%			5.45%	5.45%	3.80%			7.39%	7.39%	6.55%			8.00%	8.00%	16.00%	16.00%			16.00%	17.00%
Percentage over LIBOR									2.00%		4.25%	4.25%	2.00%	2.00%
Percentage over Prime																								0.90%	0.90%				1.40%	1.40%
Short-term bank credit	$ 2,670	$ 2,086	$ 2,133	$ 1,566					$ 500	$ 500																									$ 37	$ 20
Current maturities of long-term loans from banks	7,973	9,043							800	600						488				4,371															667
Total current debt	10,643	11,129
Unutilized credit lines	$ 6,306	$ 6,485